INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE INCOME TAX BENEFIT

For the years ended December 31, 2020 and 2019 loss before income tax benefit is as follows:

	December 31,
	2020	2019	2018
Loss before income taxes arising in UK	$29,938	$27,751	$30,364
Loss before income taxes arising in Ireland	918	1,539	1,693
(Profit)/loss before income taxes arising in Spain	(340)	1,043	544
(Profit) before income taxes arising in United States	(8)	-	-
Total loss before income tax	$30,508	$30,333	$32,601

SCHEDULE OF EFFECTIVE TAX RATES RECONCILIATION

The difference between the actual income tax benefit and that computed by applying average standard tax rate to pre-tax loss from continuing operations is summarized below:

	For the Years Ended December 31,
	2020		2019		2018
Loss before income taxes	$(30,508)	%	$(30,333)	%	$(32,601)	%
Expected tax benefit	(5,797)	(19.0)%	(5,763)	(19.0)%	(6,087)	(18.7)%
Costs included in R&D tax credit	2,255	7.4%	4,070	13.4%	-	0.0%
Non-taxable income	(846)	(2.8)%	(1,299)	(4.3)%	-	0.0%
Foreign tax differential	(248)	(0.8)%	69	0.2%	4	0.0%
Change in valuation allowance	4,504	14.8%	3,111	10.3%	6,057	18.6%
Other	119	0.4%	(188)	(0.6)%	26	(0.1)%
Income tax benefit	$(13)	0%	$-	0%	$-	0%

SCHEDULE OF INCOME TAX BENEFIT
	Years Ended December 31,
	2020	2019	2018
Current tax expense	$2	$-	$-
Deferred tax benefit	(15)	-	-
Income tax benefit	$(13)	$-	$-

SCHEDULE OF DEFERRED TAX LIABILITY

The tax effects of the temporary differences that give rise to significant portions of deferred income tax assets and liabilities are presented below:

	December 31,
	2020	2019
Deferred tax assets/(liabilities):
Net operating tax loss carry forwards	$17,025	$10,847
Property and equipment, net	(179)	(247)
Right of use assets	(90)	(99)
Intangible assets	(1,166)	(1,006)
Stock-based compensation expense	319	218
Operating lease liabilities	103	102
Valuation allowance	(16,030)	(9,846)
Net deferred tax liability	$(18)	$(31)

SCHEDULE OF RESEARCH AND DEVELOPMENT TAX CREDITS

	December 31,
	2020	2019
UK research and development tax credits	$4,315	$6,565
Irish research and development tax credits	453	373
Translation differences	273	358
Total	5,041	7,296
Less: current portion	(4,799)	(7,049)
Research and development tax credits receivable, net	$242	$247